Note 7 - Accrued Interest Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Accrued Interest Receivable [Table Text Block]
(Dollars in thousands)	201 8	2017
Securities available for sale	$381	352
Loans receivable	1,975	1,992
	$2,356	2,344